Provisions for retirement benefit obligations - Principal actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions for retirement benefit obligations.
Retirement age	65 years	65 years	65 years
Payroll taxes	41.41%	41.41%	41.41%
Salary growth rate	2.00%	2.00%	2.00%
Discount rate	3.95%	3.40%	3.20%
Threshold minimum maturity term for Eurozone AA rated corporate bonds	10 years